Long Term Debt - PIK notes - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 16, 2014	Dec. 18, 2013	Jun. 27, 2014	Jun. 15, 2014
Debt Obligations [Line Items]
Payment of distribution to funds	$ 0	$ 732,362,000	$ 0
Extinguishment loss	37,248,000	0	0
PIK notes [Member]
Debt Obligations [Line Items]
Aggregate principal amount					350,000,000		350,000,000
Percentage of PIK toggle notes issued at par					98.00%
Cash reserve for payment of interest on notes					50,000,000
Payment of distribution to funds					210,000,000
Debt redemption price percentage				102.00%
Irrevocable deposits						360,000,000
Extinguishment loss	$ 23,600,000